Risk Management (Details) - Schedule of Financial Assets and off-Balance Sheet Commitments - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Deposits in banks	$ 1,975,644	$ 2,695,560
Cash items in process of collection	1,185,633	572,552
Financial assets for trading at FVTPL
Financial derivative contracts	10,879,777	12,309,770
Financial assets held for trading	714,628	329,327
Financial assets at FVOCI
Debt financial instruments	3,598,366	2,687,485
Other financial instruments	291,586	74,903
Financial derivative contracts for hedge accounting	261,192	843,628
Financial assets at amortised cost
Rights under repurchase agreements	427,983	153,087
Debt financial instruments	5,525,242	5,176,005
Interbank loans	68,176	31,282
Loans and account receivable at amortised cost /	39,642,246	40,099,872
Off-balance commitments:
Letters of credit issued	249,140	308,407
Foreign letters of credit confirmed	1,871,802	2,208,507
Performance guarantees	10,584,496	10,352,459
Available credit lines	556,196	365,932
Personal guarantees	235	406
Other irrevocable credit commitments	246,564	194,801
Total	$ 78,078,906	$ 78,403,983